Other Financial Assets - Summary of Changes in Other Financial Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Financial Assets [Line Items]
Beginning balance	$ 163,463	$ 24,030
Additions	228,198	22,439
Fair value changes on equity instruments at FVOCI	(8,343)	38,673
Fair Value Through Profit or Loss	91,736	78,172
Exercise of warrants on investments in other financial assets	(111,627)
Ending balance	$ 363,427	163,463
Interest revenue		$ 149
TerrAscend | Warrants
Disclosure Of Financial Assets [Line Items]
Accounting method	FVTPL	FVTPL
Beginning balance	$ 75,154
Additions		$ 7,540
Fair Value Through Profit or Loss	36,473	67,614
Exercise of warrants on investments in other financial assets	$ (111,627)
Ending balance		$ 75,154
TerrAscend | Exchangeable shares
Disclosure Of Financial Assets [Line Items]
Accounting method	FVOCI
Additions	$ 135,000
Fair value changes on equity instruments at FVOCI	25,000
Ending balance	$ 160,000
AusCann Group Holdings Ltd. | Shares
Disclosure Of Financial Assets [Line Items]
Accounting method	FVOCI	FVOCI
Beginning balance	$ 39,086	$ 18,328
Additions	3,975	1,214
Fair value changes on equity instruments at FVOCI	(30,988)	19,544
Ending balance	$ 12,073	$ 39,086
AusCann Group Holdings Ltd. | Options
Disclosure Of Financial Assets [Line Items]
Accounting method	FVTPL	FVTPL
Beginning balance	$ 10,487	$ 5,702
Additions	915
Fair Value Through Profit or Loss	(9,843)	4,785
Ending balance	$ 1,559	$ 10,487
James E. Wagner Cultivation Ltd. | Shares
Disclosure Of Financial Assets [Line Items]
Accounting method	FVOCI	FVOCI
Beginning balance	$ 10,591
Additions	2,124	$ 3,863
Fair value changes on equity instruments at FVOCI	(326)	6,728
Ending balance	$ 12,389	$ 10,591
HydRx Farms Ltd. | Warrants
Disclosure Of Financial Assets [Line Items]
Accounting method	FVTPL	FVTPL
Beginning balance	$ 5,210
Fair Value Through Profit or Loss		$ 5,210
Exercise of warrants on investments in other financial assets	$ (5,210)
Ending balance		$ 5,210
HydRx Farms Ltd. | Shares
Disclosure Of Financial Assets [Line Items]
Accounting method	FVOCI	FVOCI
Beginning balance	$ 12,401
Fair value changes on equity instruments at FVOCI		$ 12,401
Exercise of warrants on investments in other financial assets	5,210
Ending balance	$ 17,611	$ 12,401
Agripharm | Repayable Debenture
Disclosure Of Financial Assets [Line Items]
Accounting method	FVTPL	FVTPL
Beginning balance	$ 2,326
Additions	9,000	$ 2,414
Fair Value Through Profit or Loss	(1,072)
Ending balance	$ 10,254	2,326
Interest revenue		(88)
PharmHouse | Loan receivable
Disclosure Of Financial Assets [Line Items]
Accounting method	Amortized cost
Additions	$ 40,000
Ending balance	$ 40,000
SLANG Worldwide Inc. | Warrants
Disclosure Of Financial Assets [Line Items]
Accounting method	FVTPL
Fair Value Through Profit or Loss	$ 44,000
Ending balance	$ 44,000
Canapa R Corp | Options
Disclosure Of Financial Assets [Line Items]
Accounting method	FVTPL
Fair Value Through Profit or Loss	$ 7,500
Ending balance	$ 7,500
LiveWell | Shares
Disclosure Of Financial Assets [Line Items]
Accounting method	FVOCI
Additions	$ 250
Fair value changes on equity instruments at FVOCI	(710)
Fair Value Through Profit or Loss	4,798
Ending balance	$ 4,338
Greenhouse | Convertible Debenture
Disclosure Of Financial Assets [Line Items]
Accounting method	FVTPL
Additions	$ 5,911
Fair Value Through Profit or Loss	33
Ending balance	$ 5,944
Other - classified as FVTPL | Various
Disclosure Of Financial Assets [Line Items]
Accounting method	FVTPL
Beginning balance	$ 5,133
Additions	6,131
Fair Value Through Profit or Loss	2,579
Ending balance	13,843	$ 5,133
Other - classified as FVTPL | Various | FVTPL
Disclosure Of Financial Assets [Line Items]
Accounting method		FVTPL
Beginning balance	$ 8,208
Additions		$ 7,408
Fair Value Through Profit or Loss		563
Ending balance		8,208
Interest revenue		237
Radicle Medical Marijuana Inc | Repayable Debenture
Disclosure Of Financial Assets [Line Items]
Accounting method	FVTPL
Beginning balance	$ 3,075
Additions	2,000
Fair Value Through Profit or Loss	(11)
Ending balance	$ 5,064	$ 3,075
Other - classified as FVOCI | Various
Disclosure Of Financial Assets [Line Items]
Accounting method	FVOCI
Additions	$ 6,018
Fair value changes on equity instruments at FVOCI	3
Ending balance	$ 6,021
North Cannabis Corp | Shares
Disclosure Of Financial Assets [Line Items]
Accounting method	FVOCI
Additions	$ 1,217
Fair value changes on equity instruments at FVOCI	3,922
Fair Value Through Profit or Loss	421
Ending balance	$ 5,560
Civilized Worldwide Inc | Convertible Debenture
Disclosure Of Financial Assets [Line Items]
Accounting method	FVTPL
Additions	$ 3,741
Fair Value Through Profit or Loss	666
Ending balance	$ 4,407
Solo Growth Corporation | Shares
Disclosure Of Financial Assets [Line Items]
Accounting method	FVOCI
Additions	$ 3,265
Fair value changes on equity instruments at FVOCI	(5,213)
Fair Value Through Profit or Loss	6,192
Ending balance	$ 4,244
Headset Inc | Shares
Disclosure Of Financial Assets [Line Items]
Accounting method	FVOCI
Additions	$ 4,085
Fair value changes on equity instruments at FVOCI	(76)
Ending balance	$ 4,009
Good Leaf Inc | Shares
Disclosure Of Financial Assets [Line Items]
Accounting method	FVOCI
Additions	$ 4,566
Fair value changes on equity instruments at FVOCI	45
Ending balance	$ 4,611